Retrospective Application of Change in Accounting Policy (Tables)	12 Months Ended
Dec. 31, 2016
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Retrospective Application of Change in Accounting Policy

The following tables provide information regarding the impact of these revisions on selected consolidated financial data:

	2016		2015		2014
Year Ended December 31, 2016	As previously reported[1]	As adjusted	As previously reported[1]	As adjusted	As previously reported[1]	As adjusted
(Dollars in millions)
Operating Revenues
Service	$3,030	$3,081	$3,350	3,384	3,398	3,407
Total operating revenues	3,939	3,990	3,997	4,031	3,893	3,902

Operating income (loss)	(3)	48	313	347	(143)	(134)

Investment and other income (expenses)
Interest and dividend income	57	6	36	2	12	3
Total investment and other income	85	34	91	57	84	75

[1]	In Annual Report on Form 10-K for the year ended December 31, 2016, filed on February 24, 2017.